UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment			No
Amendment Number:			0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:		Prudential Investment Corporation
Address:	2 Gateway Center
		McCarter Highway & Market Street
		Newark, NJ 07102

Form 13F File Number:    28-4217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ellen McGlynn Koke
Title:  Vice President
Phone:  973-802-5037

Signature, Place, and Date of Signing:
/s/  Ellen McGlynn Koke,  Newark,  New Jersey  February 6, 2001

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number 	Name
28-256   	The Prudential Insurance Company of America

I am signing this report as required by the Securities Exchange Act of 1934.